DEPOSITS AND OBLIGATIONS, Non-interest-bearing and interest-bearing deposits and obligations (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deposits and Obligations [Abstract]
Non interest bearing deposits	S/ 51,851,206	S/ 47,623,119
Interest bearing deposits	97,736,592	94,037,202
Total	149,587,798	141,660,321
Peru [Member]
Deposits and Obligations [Abstract]
Non interest bearing deposits	45,909,164	44,037,934
Interest bearing deposits	86,987,254	82,907,313
Other countries [Member]
Deposits and Obligations [Abstract]
Non interest bearing deposits	5,942,042	3,585,185
Interest bearing deposits	S/ 10,749,338	S/ 11,129,889